RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	$ 9,963,636	$ 7,987,756
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	971,156	967,772
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	8,992,480	7,019,984
Due to Related Parties	$ 21,995,813	$ 10,148,142